STANCE SUSTAINABLE BETA ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

COMMON STOCKS - 97.0%	Shares	Value
Communication Services - 10.4%
Advertising - 1.0%
Omnicom Group, Inc.	18,523	$1,332,545

Cable & Satellite - 1.0%
Comcast Corp. - Class A	37,118	1,324,741

Integrated Telecommunication Services - 1.0%
Verizon Communications, Inc.	30,211	1,307,230

Interactive Home Entertainment - 1.0%
Electronic Arts, Inc.	8,673	1,385,078

Interactive Media & Services - 1.2%
Reddit, Inc. - Class A (a)	10,904	1,641,815

Movies & Entertainment - 4.2%
Liberty Media Corp.-Liberty Formula One - Class C (a)	13,446	1,405,107
Netflix, Inc. (a)	1,073	1,436,887
Spotify Technology SA (a)	1,836	1,408,836
Walt Disney Co.	11,019	1,366,466
		5,617,296
Publishing - 1.0%
News Corp. - Class B	41,036	1,407,945
Total Communication Services		14,016,650

Consumer Discretionary - 12.0%
Apparel Retail - 1.9%
Ross Stores, Inc.	9,869	1,259,087
TJX Cos., Inc.	10,404	1,284,790
		2,543,877
Automotive Retail - 2.0%
AutoZone, Inc. (a)	367	1,362,388
O'Reilly Automotive, Inc. (a)	14,463	1,303,550
		2,665,938
Footwear - 1.1%
NIKE, Inc. - Class B	21,266	1,510,737

Home Improvement Retail - 1.0%
Home Depot, Inc.	3,664	1,343,369

Homebuilding - 3.0%
Lennar Corp. - Class A	11,963	1,323,228

STANCE SUSTAINABLE BETA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025 (Unaudited)

COMMON STOCKS - 97.0% (CONTINUED)	Shares	Value
Homebuilding - 3.0% (Continued)
NVR, Inc. (a)	185	$1,366,347
PulteGroup, Inc.	12,768	1,346,513
		4,036,088
Hotels, Resorts & Cruise Lines - 2.0%
Hilton Worldwide Holdings, Inc.	5,276	1,405,210
Marriott International, Inc. - Class A	5,054	1,380,803
		2,786,013
Other Specialty Retail - 1.0%
Ulta Beauty, Inc. (a)	2,807	1,313,171
Total Consumer Discretionary		16,199,193

Consumer Staples - 5.9%
Drug Retail - 0.9%
Walgreens Boots Alliance, Inc.	114,079	1,309,627

Food Distributors - 1.0%
US Foods Holding Corp. (a)	17,058	1,313,637

Food Retail - 1.0%
Maplebear, Inc. (a)	29,659	1,341,773

Household Products - 0.9%
Church & Dwight Co., Inc.	13,393	1,287,201

Personal Care Products - 2.1%
Estee Lauder Cos., Inc. - Class A	19,138	1,546,350
Kenvue, Inc.	59,970	1,255,172
		2,801,522
Total Consumer Staples		8,053,760

Financials - 14.8%
Asset Management & Custody Banks - 1.0%
Bank of New York Mellon Corp.	14,596	1,329,842

Consumer Finance - 1.1%
American Express Co.	4,479	1,428,711

Financial Exchanges & Data - 4.0%
CME Group, Inc.	4,825	1,329,866
Intercontinental Exchange, Inc.	7,281	1,335,845
Moody's Corp.	2,730	1,369,341
S&P Global, Inc.	2,597	1,369,372
		5,404,424

STANCE SUSTAINABLE BETA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025 (Unaudited)

COMMON STOCKS - 97.0% (CONTINUED)	Shares	Value
Insurance Brokers - 1.9%
Aon PLC - Class A	3,682	$1,313,590
Marsh & McLennan Cos., Inc.	5,985	1,308,561
		2,622,151
Investment Banking & Brokerage - 1.0%
Charles Schwab Corp.	14,882	1,357,834

Life & Health Insurance - 1.0%
Aflac, Inc.	12,723	1,341,768

Property & Casualty Insurance - 1.9%
Progressive Corp.	4,856	1,295,872
Travelers Cos., Inc.	4,939	1,321,380
		2,617,252
Transaction & Payment Processing Services - 2.9%
Mastercard, Inc. - Class A	2,294	1,289,090
PayPal Holdings, Inc. (a)	18,277	1,358,347
Visa, Inc. - Class A	3,684	1,308,004
		3,955,441
Total Financials		20,057,423

Health Care - 9.6%
Biotechnology - 2.8%
AbbVie, Inc.	6,801	1,262,401
Amgen, Inc.	4,408	1,230,758
Gilead Sciences, Inc.	11,825	1,311,038
		3,804,197
Health Care Equipment - 3.0%
Abbott Laboratories	9,587	1,303,928
Intuitive Surgical, Inc. (a)	2,524	1,371,567
Stryker Corp.	3,453	1,366,110
		4,041,605
Life Sciences Tools & Services - 1.0%
Thermo Fisher Scientific, Inc.	3,229	1,309,231

Managed Health Care - 1.0%
UnitedHealth Group, Inc.	4,156	1,296,547

Pharmaceuticals - 1.8%
Eli Lilly & Co.	1,586	1,236,334
Merck & Co., Inc.	15,910	$1,259,436
		2,495,770
Total Health Care		12,947,350

STANCE SUSTAINABLE BETA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025 (Unaudited)

COMMON STOCKS - 97.0% (CONTINUED)	Shares	Value
Industrials - 9.8%
Agricultural & Farm Machinery - 0.9%
Deere & Co.	2,563	$1,303,260

Building Products - 1.0%
Carrier Global Corp.	18,239	1,334,912

Diversified Support Services - 1.0%
Copart, Inc. (a)	26,746	1,312,426

Electrical Components & Equipment - 1.1%
Vertiv Holdings Co. - Class A	11,600	1,489,556

Environmental & Facilities Services - 1.9%
Republic Services, Inc.	5,185	1,278,673
Waste Management, Inc.	5,502	1,258,968
		2,537,641
Human Resource & Employment Services - 1.0%
Automatic Data Processing, Inc.	4,237	1,306,691

Research & Consulting Services - 0.9%
Verisk Analytics, Inc.	4,186	1,303,939

Trading Companies & Distributors - 2.0%
United Rentals, Inc.	1,879	1,415,639
WW Grainger, Inc.	1,226	1,275,334
		2,690,973
Total Industrials		13,279,398

Information Technology - 32.6%(b)
Application Software - 8.9%
Adobe, Inc. (a)	3,289	1,272,448
Atlassian Corp. - Class A (a)	6,544	1,329,021
Autodesk, Inc. (a)	4,456	1,379,444
Cadence Design Systems, Inc. (a)	4,336	1,336,138
Intuit, Inc.	1,728	1,361,025
Roper Technologies, Inc.	2,300	1,303,732
Salesforce, Inc.	4,987	1,359,905
Application Software - 8.9% (Continued)
Synopsys, Inc. (a)	2,717	$1,392,952
Workday, Inc. - Class A (a)	5,317	1,276,080
		12,010,745

STANCE SUSTAINABLE BETA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025 (Unaudited)

COMMON STOCKS - 97.0% (CONTINUED)	Shares	Value
Communications Equipment - 2.1%
Arista Networks, Inc. (a)	13,942	$1,426,406
Cisco Systems, Inc.	20,255	1,405,292
		2,831,698
Electronic Manufacturing Services - 1.0%
TE Connectivity PLC	7,995	1,348,517

Internet Services & Infrastructure - 1.1%
Cloudflare, Inc. - Class A (a)	7,563	1,481,062

IT Consulting & Other Services - 0.9%
Accenture PLC - Class A	4,169	1,246,072

Semiconductor Materials & Equipment - 2.0%
Applied Materials, Inc.	7,626	1,396,092
KLA Corp.	1,511	1,353,463
		2,749,555
Semiconductors - 9.5%
Advanced Micro Devices, Inc. (a)	11,193	1,588,287
Analog Devices, Inc.	5,717	1,360,760
Broadcom, Inc.	5,225	1,440,271
Intel Corp.	63,882	1,430,957
Marvell Technology, Inc.	19,164	1,483,294
Micron Technology, Inc.	11,249	1,386,439
Nvidia Corp.	9,161	1,447,346
Qualcomm, Inc.	8,314	1,324,088
Texas Instruments, Inc.	6,680	1,386,902
		12,848,344
Systems Software - 5.0%
Crowdstrike Holdings, Inc. - Class A (a)	2,706	1,378,193
Fortinet, Inc. (a)	12,765	1,349,516
Oracle Corp.	6,046	1,321,837
Palo Alto Networks, Inc. (a)	6,631	1,356,968
ServiceNow, Inc. (a)	1,322	1,359,121
		6,765,635
Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	6,557	1,345,300
Dell Technologies, Inc. - Class C	11,752	1,440,795
		2,786,095
Total Information Technology		44,067,723

STANCE SUSTAINABLE BETA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025 (Unaudited)

COMMON STOCKS - 97.0% (CONTINUED)	Shares	Value
Materials - 1.9%
Gold - 0.9%
Newmont Corp.	22,443	$1,307,529

Specialty Chemicals - 1.0%
Ecolab, Inc.	4,912	1,323,489
Total Materials		2,631,018
TOTAL COMMON STOCKS (Cost $110,685,146)		131,252,515

REAL ESTATE INVESTMENT TRUSTS - 2.7%
Real Estate - 2.7%
Data Center REITs - 1.8%
Digital Realty Trust, Inc.	7,375	1,285,683
Equinix, Inc.	1,468	1,167,750
		2,453,433
Industrial REITs - 0.9%
Prologis, Inc.	11,998	1,261,230
Total Real Estate		3,714,663
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,941,053)		3,714,663

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 4.25% (c)	387,627	387,627
TOTAL SHORT-TERM INVESTMENTS (Cost $387,627)		387,627

TOTAL INVESTMENTS - 100.0% (Cost $115,013,826)		$135,354,805
Liabilities in Excess of Other Assets - (0.0)% (d)		(6,895)
TOTAL NET ASSETS - 100.0%		$135,347,910

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(d)	Represents less than 0.05% of net assets.

STANCE SUSTAINABLE BETA ETF

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Stance Sustainable Beta ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$131,252,515	$—	$—	$131,252,515
Real Estate Investment Trusts	3,714,663	—	—	3,714,663
Money Market Funds	387,627	—	—	387,627
Total Investments	$135,354,805	$—	$—	$135,354,805

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended June 30, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.
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